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                     FIRST AMERICAN INVESTMENT FUNDS, INC.
                      SUPPLEMENT DATED AUGUST 31, 2007 TO
             SHORT & INTERMEDIATE TAX FREE INCOME FUNDS PROSPECTUS
               DATED OCTOBER 30, 2006, AS PREVIOUSLY SUPPLEMENTED

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This information supplements the Short & Intermediate Tax Free Income Funds
Prospectus of First American Investment Funds, Inc. ("FAIF"), dated October 30, 2006, as previously supplemented June 12, 2007 (the "Prospectus"). This supplement and the Prospectus constitute a current Prospectus. To request a copy of the Prospectus, please call 800-677-FUND.

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The following replaces footnote 2 under "Fund Summaries--Fees and
Expenses--Annual Fund Operating Expenses" for Class A shares on page 10 of the
Prospectus:

   2 Total Annual Fund Operating Expenses are based on the funds' most recently completed fiscal year, absent any expense reimbursements or fee waivers, restated to reflect current fees. Effective September 1, 2007, the advisor has agreed, in addition to other fee waivers and expense reimbursements, to reimburse an amount of Class A share Rule 12b-1 fees equal to 0.15%, 0.10% and 0.10% of average daily net assets for California Intermediate Tax Free Fund, Intermediate Tax Free Fund and Minnesota Intermediate Tax Free Fund, respectively. Taking these 12b-1 fee reimbursements into account, the advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2008 so that total Class A share annual fund operating expenses, after waivers, do not exceed 0.70% for California Intermediate Tax Free Fund, 0.75% for Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund and Short Tax Free Fund, and 0.85% for Colorado Intermediate Tax Free Fund and Oregon Intermediate Tax Free Fund.


























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